GOODWILL - Movements in goodwill (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GOODWILL
At the beginning of the year	$ 1,540,713	$ 2,299,612
Increases	193	897
Impairment		(759,722)
Currency translation adjustments	3,058	(74)
At the end of the year	$ 1,543,964	$ 1,540,713